Debt - Summary of types of borrowings both current and non-current (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings
Debt	£ 6,730	£ 6,167
Short-term bank loans, overdrafts and commercial paper
Disclosure of detailed information about borrowings
Debt	102	131
Term debt, excluding fair value hedging relationships
Disclosure of detailed information about borrowings
Debt	3,641	3,442
Lease liabilities
Disclosure of detailed information about borrowings
Debt	182	208
Term debt, in fair value hedging relationships
Disclosure of detailed information about borrowings
Debt	2,554	2,161
Term debt, previously in fair value hedging relationships
Disclosure of detailed information about borrowings
Debt	251	225
Within 1 year
Disclosure of detailed information about borrowings
Debt	870	232
Within 1 year | Short-term bank loans, overdrafts and commercial paper
Disclosure of detailed information about borrowings
Debt	102	131
Within 1 year | Term debt, excluding fair value hedging relationships
Disclosure of detailed information about borrowings
Debt		32
Within 1 year | Lease liabilities
Disclosure of detailed information about borrowings
Debt	67	69
Within 1 year | Term debt, in fair value hedging relationships
Disclosure of detailed information about borrowings
Debt	576
Within 1 year | Term debt, previously in fair value hedging relationships
Disclosure of detailed information about borrowings
Debt	125
After 1 year
Disclosure of detailed information about borrowings
Debt	5,860	5,935
After 1 year | Term debt, excluding fair value hedging relationships
Disclosure of detailed information about borrowings
Debt	3,641	3,410
After 1 year | Lease liabilities
Disclosure of detailed information about borrowings
Debt	115	139
After 1 year | Term debt, in fair value hedging relationships
Disclosure of detailed information about borrowings
Debt	1,978	2,161
After 1 year | Term debt, previously in fair value hedging relationships
Disclosure of detailed information about borrowings
Debt	£ 126	£ 225